BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST

(THE “TRUST”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09250B202*

Amendment to Notice of Special Rate Period

September 11, 2018 BlackRock Long-Term Municipal Advantage Trust 100 Bellevue Parkway Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Trust’s Statement of Preferences of Variable Rate Demand Preferred Shares, dated October 29, 2015 (the “Statement of Preferences”), the Trust hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the last day of the Special Rate Period has been extended from October 24, 2018 to April 15, 2020 in accordance with the terms of the Notice of Special Rate Period, dated October 29, 2015 (the “Notice of Special Rate Period”).

The last day of the Special Rate Period shall be April 15, 2020, or such later date as the Special Rate Period may be extended pursuant to the terms of the Notice of Special Rate Period.

As of the date hereof, notwithstanding anything to the contrary in the Notice of Special Rate Period, the parties thereto may mutually agree to extend the term of the Special Rate Period for the VRDP Shares for a period of greater than 364 days.

As of October 24, 2018, the definition of “Ratings Spread” in the Notice of Special Rate Period is hereby deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Trust, on the SRP Calculation Date for such SRP Calculation Period:

*

NOTE: Neither the Trust nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

Moody’s/Fitch	Percentage
Aaa/AAA	0.73%
Aa3/AA- to Aa1/AA+	1.20%
A3/A- to A1/A+	2.00%
Baa3/BBB- to Baa1/BBB+	3.00%
Non-investment grade or Unrated	4.00%

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Statement of Preferences and the Notice of Special Rate Period.

[Signature Page Follows]

IN WITNESS WHEREOF, the Trust has caused this Amendment to the Notice of Special Rate Period to be duly executed by its authorized officer as of the date first written above.

BLACKROCK LONG-TERM
MUNICIPAL ADVANTAGE TRUST

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

Schedule 1

Recipients of this Notice of Special Rate Period

Banc of America Preferred Funding Corporation

One Bryant Park

1111 Avenue of the Americas, 9th Floor

New York, New York 10036

Attention: Michael Jentis / Thomas Visone

Telephone: (212) 449-7358 / (646) 743-1408

Telecopy: (646) 736-7286

Email: DG.Pfloats@baml.com; michael.jentis@baml.com; thomas.visone@baml.com; lisa.m.irizarry@baml.com; todd.blasiak@baml.com

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park

1111 Avenue of the Americas

9th Floor

New York, New York 10036

Attention: Thomas Visone / Michael Jentis

Email: thomas.visone@baml.com, michael.jentis@baml.com,; lisa.m.irizarry@baml.com; todd.blasiak@baml.com; dg.temm@baml.com

The Depository Trust Company

LensNotice@dtcc.com

739285-BOSSR01A - MSW

Schedule 1